Related party balances and transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party balances and transactions

Note 9 – Related party balances and transactions

Nature of relationships with related parties

Related parties	Relationship
Ms. Rhonda Wong	Shareholder, Director, Chief Executive Officer
Vienna Management Ltd	Shareholder, wholly-owned by the Chairman of the board of Directors
Termbasu Holding Pte Ltd	Owned by the Chairman of the board of Directors
Mr. Loh Kim Kang David (“Mr. Loh”)	Shareholder, the Chairman of the board of Directors
Anthill Corp	Owned by Ms. Rhonda Wong, Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Ohmyhome Principal Sdn Bhd	Shareholder of Ohmyhome Realtors Sdn Bhd (51% interest)

Related party balances

Transaction nature	Name	As of December 31, 2022		As of June 30, 2023		As of June 30, 2023
		SGD		SGD		USD
Amount due to	Vienna Management Ltd	2,290,044	[i]	-		-

Amount due from	Anthill Corp	-		3,495	iii	2,584

Amount due from	Ohmyhome Principal Sdn Bhd	-		4,307	iv	3,185

Contract liability	Mr. Loh	103,908	ii	-		-

[i]	On May 1, 2019, the Company entered into an interest-free loan facility agreement with Vienna Management Ltd for a revolving loan facility agreement up to S$2.0 million for general working capital and general corporate purposes. The amount of S$2,290,044 (US$1,708,478) had been fully settled.

ii	On February 25, 2022, the Company entered into a services agreement with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in consideration S$3,618,250 (US$2,699,381). For the six months ended June 30, 2022, the project was not completed and Mr. Loh. paid to the Company in consideration S$2,075,347 (US$1,492,733). The Company received in advance of completion of performance obligations under an agreement amounted to S$1,028,481 (US$739,755) as of June 30, 2022. During the six months ended of June 30, 2022, the Company recognized revenue S$1,046,866 (US$752,978) for the project. During the six months ended of June 30, 2023, the Company recognized revenue S$511,040 (US$377,904) for the project. The whole project was completed by 30th January 2023.

iii	On June 22, 2023, the Company extended payment for Notarization services for Anthill Corp in view of operational urgency. This amount will be recovered by December 31, 2023 from Anthill Corp.

iv	As at June 30, 2023, Ohmyhome Sdn Bhd, Ohmyhome Realtors Sdn Bhd and Ohmyhome Pte Ltd had extended payment for Corporate Secretarial services for Ohmyhome Principal Sdn Bhd in view of operational urgency, for S$3,446 (US$2,548), S$846 (US$626) and S$15 (US$11) respectively. This amount will be recovered by December 31, 2023 from Ohmyhome Principal Sdn Bhd.

Related party transactions

Transaction nature	Name	June 30, 2022	June 30, 2023	June 30, 2023
		SGD	SGD	USD
Brokerage services provided to	Ms. Rhonda Wong	2,900	288	213
Brokerage services provided to	Mr. Loh	-	11,000	8,134
Emerging and other services to	Mr. Loh	1,046,866	511,040	377,904
Emerging and other services to	Ms. Rhonda Wong	1,199	-	-

(1)	Ms. Rhonda Wong engaged the Company to perform aircon cleaning for her house and the project was completed during the six months ended June 30, 2023, and Ms. Rhonda Wong paid a service fee of S$288 (US$213) to the Company.

(2)	Mr. David Loh engaged the Company to look for a tenant for a property and was completed during the six months ended June 30, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,134) to the Company.

(3)	Details have been disclosed above for revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$377,904).